Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposits	$ 576,563	$ 570,740
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	114,741
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	216,161
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	245,661
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	559,454	557,321
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	17,109	13,419
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	207,028	202,152
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,493
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	139,262
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	52,273
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	313,201	311,426
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	90,153
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	76,422
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	146,626
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	17,140	17,011
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	9,095
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	477
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	7,568
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	39,194	40,151
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	39,194
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	80,976	71,122
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	380,765	389,439
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	13,779	13,833
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	71,960	66,399
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,098	5,798
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 23,985	$ 24,149